Note 5 - Earnings Per Share	12 Months Ended
Dec. 31, 2019
Earnings Per Share Abstract
Earnings Per Share Explanatory

5. Earnings per share

Basic and diluted earnings per share are calculated in accordance with the criteria established by IAS 33. For more information see Glossary of terms.

The calculation of earnings per share is as follows:

Basic and Diluted Earnings per Share
	2019	2018 (4)	2017 (4)
Numerator for basic and diluted earnings per share (millions of euros)
Profit attributable to parent company	3,512	5,400	3,514
Adjustment: Additional Tier 1 securities (1)	(419)	(447)	(430)
Profit adjusted (millions of euros) (A)	3,093	4,953	3,084
Denominator for basic earnings per share (number of shares outstanding)
Weighted average number of shares outstanding (2)	6,668	6,668	6,642
Weighted average number of shares outstanding x corrective factor (3)	6,668	6,668	6,642
Adjusted number of shares - Basic earnings per share (C)	6,648	6,636	6,642
Adjusted number of shares - diluted earnings per share (D)	6,648	6,636	6,642
Earnings per share (*)	0.47	0.75	0.46
Basic earnings per share from continued operations (Euros per share)A-B/C	0.47	0.75	0.46
Diluted earnings per share from continued operations (Euros per share)A-B/D	0.47	0.75	0.46

(1) Remuneration in the year related to contingent convertible securities, recognized in equity (see Note 22.4).

(2) Weighted average number of shares outstanding (millions of euros), excluding weighted average of treasury shares during the year.

(3) Corrective factor, due to the capital increase with pre-emptive subscription right, applied for the previous years.

(4) The figures corresponding to 2018 and 2017 have been restated (see Note 1.3)

(*) In 2019 the weighted average number of shares outstanding was 6,668 million (6,668 million and 6,642 million in 2018 and 2017, respectively) and the adjustment of additional Tier 1 securities amounted to €419 million (€447 and €430 million in 2018 and 2017, respectively).

As of December 31, 2019, 2018 and 2017, there were no other financial instruments or share option commitments to employees that could potentially affect the calculation of the diluted earnings per share for the years presented. For this reason, basic and diluted earnings per share are the same.